Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CONSULTING GROUP CAPITAL MARKETS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 01, 2015
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED FEBRUARY 27, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015

CORE FIXED INCOME FUND

Effective immediately, the following sentence is added to the end of the second paragraph in the “Principal investment strategies” section on pages 20 and 44 of the Prospectus:

The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while allocating assets among Sub-advisers, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

Effective immediately, the following disclosure is added to the “Principal risks of investing in the Fund” section on page 21 of the Prospectus and the “Principal risks” section on page 45 of the Prospectus:

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Core Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED FEBRUARY 27, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015

CORE FIXED INCOME FUND

Effective immediately, the following sentence is added to the end of the second paragraph in the “Principal investment strategies” section on pages 20 and 44 of the Prospectus:

The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while allocating assets among Sub-advisers, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

Effective immediately, the following disclosure is added to the “Principal risks of investing in the Fund” section on page 21 of the Prospectus and the “Principal risks” section on page 45 of the Prospectus:

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.